Related Party Transactions (Vaporin Inc) (Details Narrative) - 12 months ended Dec. 31, 2014 - Vaporin Inc [Member] - USD ($)	Total
Percentage of purchare premium	8.00%
Consulting fees to related parties	$ 24,500
Credit payment net	$ 509,000